COMMITMENTS AND CONTINGENCIES - Contingencies (Details)	12 Months Ended
Dec. 31, 2025
Solar 1
COMMITMENTS AND CONTINGENCIES
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)	0.00%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)	15.87%
Solar 2
COMMITMENTS AND CONTINGENCIES
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)	30.06%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)	33.58%
Solar 3
COMMITMENTS AND CONTINGENCIES
Cash deposit rate for anti-dumping duty on CSPV cells imported from Thailand on or after a specified date.	111.45%
Cash deposit rate, Countervailing duty on CSPV cells imported from Thailand on or after specific date	255.39%